Consolidated Statement Of Profit And Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	€ 1,492,840	€ 1,292,402	€ 1,014,733
Other income	13,949	8,260	5,373
Cost of raw materials and consumables	(311,320)	(309,609)	(250,569)
Purchased, outsourced and other costs	(437,928)	(353,629)	(286,926)
Personnel costs	(395,087)	(367,762)	(282,659)
Depreciation, amortization and impairment of assets	(173,521)	(163,367)	(185,930)
Write downs and other provisions	(14)	(19,487)	(6,178)
Other operating costs	(41,142)	(180,836)	(30,399)
Operating Profit/(Loss)	147,777	(94,028)	(22,555)
Financial income	13,320	45,889	34,352
Financial expenses	(54,346)	(43,823)	(48,072)
Foreign exchange (losses)/gains	(7,869)	(7,791)	13,455
Result from investments accounted for using the equity method	2,199	2,794	(4,205)
Impairments of investments accounted for using the equity method	0	0	(4,532)
Profit/(Loss) before taxes	101,081	(96,959)	(31,557)
Income taxes	(35,802)	(30,702)	(14,983)
Profit/(Loss)	65,279	(127,661)	(46,540)
Attributable to:
Shareholders of the Parent Company	51,482	(136,001)	(50,577)
Non-controlling interests	€ 13,797	€ 8,340	€ 4,037
Basic earnings per share in Euro (in EUR per share)	€ 0.22	€ (0.67)	€ (0.25)
Diluted earnings per share in Euro (in EUR per share)	€ 0.21	€ (0.67)	€ (0.25)